Finance Expense	12 Months Ended
Dec. 31, 2012
Finance Expense
5.	FINANCE EXPENSE

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Interest expense - preference share dividend	—	(1.3)	(3.1)	(5.9)
Interest expense - other	(83.1)	(62.3)	(33.3)	(65.8)

Total finance expense	(83.1)	(63.6)	(36.4)	(71.7)
Capitalized interest	13.0	9.3	4.7	6.5

	(70.1)	(54.3)	(31.7)	(65.2)